Subsequent event (Details) - Major business combination - Ebix Merger Agreement	Jul. 16, 2019 $ / shares shares
Subsequent event
Number of common stock issuable under convertible Preferred Stock arrangement | shares	20
Ordinary Shares, Class A Shares and Yatra USA Class F Shares converted to Ebix's Series Y Convertible Preferred Stock
Subsequent event
Exchange ratio	0.005
Par value | $ / shares	$ 0.10
Class F Shares converted to Ebix Series Y Convertible Preferred Stock
Subsequent event
Exchange ratio	0.00000005
Option to Purchase Ordinary Shares converted to Net Option Share
Subsequent event
Exchange ratio	1